Subsequent Events (Details) € in Thousands, $ in Thousands, ₪ in Millions				12 Months Ended
	Jun. 04, 2026	Mar. 27, 2026 EUR (€) shares	Mar. 27, 2026 ILS (₪) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Mar. 10, 2026 EUR (€)	Mar. 10, 2026 ILS (₪)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2024 EUR (€)
Subsequent Events [Line Items]
Escrow deposit								€ 19,200		₪ 72.0
Short term loan								€ 17,235	$ 20,236		€ 21,316
Aggregate shares (in Shares)								263,158	263,158	263,158
Liquidated damages (in New Shekels) | ₪					₪ 3,500.0
Bottom of Range [Member]
Subsequent Events [Line Items]
Division percentage								40.72%	40.72%	40.72%
Top of Range [Member]
Subsequent Events [Line Items]
Division percentage								59.28%	59.28%	59.28%
Ellomay Luzon Energy [Member]
Subsequent Events [Line Items]
Amount of acquisition (in Dollars) | $				$ 4,400,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)		4,400,000,000	4,400,000,000
Equity interest held, percentage		50.00%	50.00%
Expected consideration		€ 149,500	₪ 560.0
Subsequent Event [Member] | O.Y. Nofar Energy Ltd (Nofar) [Member]
Subsequent Events [Line Items]
Short term loan						€ 12,700	₪ 47.5
Subsequent Event [Member] | Series E [Member] | Bottom of Range [Member]
Subsequent Events [Line Items]
Increase in annual interest rate	6.05%
Government debenture yield annual rate	1.00%
Subsequent Event [Member] | Series E [Member] | Top of Range [Member]
Subsequent Events [Line Items]
Increase in annual interest rate	6.15%
Government debenture yield annual rate	1.25%
Subsequent Event [Member] | Series F [Member] | Bottom of Range [Member]
Subsequent Events [Line Items]
Increase in annual interest rate	5.50%
Government debenture yield annual rate	1.30%
Subsequent Event [Member] | Series F [Member] | Top of Range [Member]
Subsequent Events [Line Items]
Increase in annual interest rate	5.75%
Government debenture yield annual rate	1.75%
Subsequent Event [Member] | Series G [Member] | Bottom of Range [Member]
Subsequent Events [Line Items]
Increase in annual interest rate	6.34%
Government debenture yield annual rate	1.30%
Subsequent Event [Member] | Series G [Member] | Top of Range [Member]
Subsequent Events [Line Items]
Increase in annual interest rate	6.59%
Government debenture yield annual rate	1.50%